COMMITMENTS AND CONTINGENCIES (Details)								9 Months Ended	12 Months Ended
	Sep. 29, 2024 USD ($)	Sep. 26, 2024	Sep. 25, 2024	Apr. 04, 2024 USD ($)	Mar. 29, 2024 USD ($) $ / shares	Apr. 12, 2023 USD ($)	Oct. 12, 2021 USD ($) item $ / shares shares	Sep. 30, 2024 USD ($) item $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Aug. 12, 2024 USD ($) $ / shares	Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item							3	3
Granted underwriters option term								45 days
Purchase price, per unit | $ / shares								$ 10.05	$ 10.05
Deferred underwriting commissions								$ 6,050,000	$ 6,050,000		$ 12,100,000
Share price | $ / shares										$ 11.50
Aggregate investment										$ 2,585,200
Sponsor | Founder Shares
COMMITMENTS AND CONTINGENCIES
Percentage of escrowed sponsor shares		25.00%	50.00%
AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
Share price | $ / shares					$ 11.50
PIPE and SAFE minimum investment amount					$ 65,000,000
PIPE minimum investment amount					45,000,000
SAFE minimum investment amount					15,000,000
Aggregate investment										$ 2,600,000
Cantor Fitzgerald & Co
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fee to be forfeited				$ 6,475,000
Deferred Underwriting Fee Payable				1,995,000
Odeon Capital Group LLC
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fee to be forfeited				2,775,000
Deferred Underwriting Fee Payable				$ 855,000
Benchmark, non-exclusive PIPE placement agent
COMMITMENTS AND CONTINGENCIES
Percentage of gross proceeds of equity	5.00%
Percentage of gross proceeds of equity and equity linked securities raised in a private placement	2.50%
Placement agent, fee	$ 400,000
PIPE And SAFE Investment Not Included from Non-Benchmark Introductions	35,000,000
Fee reduction agreement
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commissions						$ 12,100,000
Total amount of reduction						8,100,000
Fee reduction agreement | Target at a pre-money valuation above $100 million
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commissions						$ 12,100,000
Percentage of aggregate deferred underwriting commissions forfeit						66.94%
Total amount of reduction						$ 6,050,000
Minimum pre money valuation						$ 100,000,000
Fee reduction agreement | Target at a pre-money valuation above $100 million | Minimum
COMMITMENTS AND CONTINGENCIES
Percentage of aggregate deferred underwriting commissions forfeit						50.00%
Over Allotment
COMMITMENTS AND CONTINGENCIES
Number of units issued | shares							3,000,000	3,000,000
Purchase price, per unit | $ / shares							$ 10.00
Aggregate purchase price							$ 30,000,000
Aggregate underwriter cash discount									$ 12,100,000
Deferred fee per unit | $ / shares								$ 0.70	$ 0.70
Aggregate deferred underwriting fee payable								$ 12,100,000
Working capital loans warrant
COMMITMENTS AND CONTINGENCIES
Deferred fee per unit | $ / shares								$ 0.50	0.50
Initial Public Offering
COMMITMENTS AND CONTINGENCIES
Number of units issued | shares							23,000,000
Purchase price, per unit | $ / shares							$ 10.00
Underwriting cash discount per unit | $ / shares								$ 0.20	$ 0.20
Aggregate underwriter cash discount								$ 4,000,000	$ 4,000,000
Initial Public Offering | Fee reduction agreement
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commissions						$ 12,100,000
Private Placement
COMMITMENTS AND CONTINGENCIES
PIPE investment, consideration to be received on transaction					$ 35,000,000
Share price | $ / shares					$ 11.50
Private Placement | Benchmark, non-exclusive PIPE placement agent
COMMITMENTS AND CONTINGENCIES
PIPE investment, consideration to be received on transaction	$ 30,000,000
Private Placement | Within 20 Business Days Of Merger Agreement | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
SAFE investment, consideration to be received on transaction					$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment					20 days
Private Placement | Within 40 Business Days Of Merger Agreement | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
SAFE investment, consideration to be received on transaction					$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment					40 days
Private Placement | Within 60 Business Days Of Merger Agreement | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
SAFE investment, consideration to be received on transaction					$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment					60 days